Mineral property, plant and equipment (Details 1) - Buckreef Gold Project [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Exploration and evaluation assets and expenditures, beginning balance	$ 38,618	$ 40,563
Camp, field supplies and travel	172
License fees and exploration and field overhead	861
Geological consulting and field wages	67
Trenching and drilling	550
Mine design	227
Mining and processing costs	431
Gold sales	(535)
Payments to STAMICO as per Joint Venture agreement	172
Exploration and evaluation assets and expenditures, ending balance	$ 40,563		1,864
Reclassification to mineral property, plant and equipment		$ (40,563)
Geological consulting			529
Personnel costs			385
Trenching and drilling			921
Others			$ 29